SCHEDULE OF USEFUL LIFE OF PROPERTY AND EQUIPMENT (Details)	May 31, 2026
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Computer [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	2 years